GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
10.	GOODWILL

The changes in the carrying amount of goodwill by operating segments for the years ended December 31, 2010 and 2011 were as follows:

	Year ended December 31, 2010
				International
	Online	Private primary	Online	and elite
	degree	and secondary	tutoring	curriculum
	programs	schools	programs	programs	Total
	RMB	RMB	RMB	RMB	RMB
Gross amount:
Beginning balance	12,860	1,924	20,798	59,801	95,383
Acquired during the year	5,100	-	-	-	5,100

Ending balance	17,960	1,924	20,798	59,801	100,483

Accumulated impairment
Beginning balance	-	(1,924)	-	(55,304)	(57,228)
Charge for the year	-	-	-	-	-

Ending balance	-	(1,924)	-	(55,304)	(57,228)

Goodwill, net	17,960	-	20,798	4,497	43,255

	Year ended December 31, 2011
				International
	Online	Private primary	Online	and elite
	degree	and secondary	tutoring	curriculum
	programs	schools	programs	programs	Total
	RMB	RMB	RMB	RMB	RMB
Gross amount:
Beginning balance	17,960	1,924	20,798	59,801	100,483
Acquired during the year	-	-	-	-	-

Ending balance	17,960	1,924	20,798	59,801	100,483

Accumulated impairment
Beginning balance	-	(1,924)	-	(55,304)	(57,228)
Charge for the year	-	-	-	-	-

Ending balance	-	(1,924)	-	(55,304)	(57,228)

Goodwill, net	17,960	-	20,798	4,497	43,255